Seasonality	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Seasonality

(6)	Seasonality
As a consequence of the
COVID-19
pandemic, the governments of Colombia and other countries in which we operate, have temporarily suspended international and some national passenger operations, as a result of these measures, this generated a decrease in passenger income compared to previous periods.
Normally, the results of operations for any interim period are not necessarily indicative of those for the entire year because the business is subject to seasonal fluctuations. These fluctuations are the result of high vacation and leisure demand occurring during the northern hemisphere’s summer season in the third quarter (principally in July and August) and again during the fourth quarter (principally in December). However, fluctuations in high holiday now demand will be affected by the gradual recovery of passenger confidence in the wake of the pandemic.
In addition, January is typically a month in which heavy air passenger demand occurs. The lowest levels of passenger traffic are concentrated in February, March, and May. Given the proportion of fixed costs, the Company and its subsidiaries expect that quarterly operating results to continue to fluctuate from quarter to quarter.